Capital Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Stock by Class [Table Text Block]
	June 30,	December 31,
	2013	2012
Authorized - 100,000,000 common shares of $0.00001 par value 20,000,000 preferred shares of $0.00001 par value
Issued - 51,549,421 (December 31, 2012 - 49,890,421) common shares	$515	$499

	2012	2011
Authorized -
100,000,000 common shares of $0.00001 par value
20,000,000 preferred shares of $0.00001 par value
Issued -
49,890,421 (December 31, 2011 - 48,895,028) common shares	$499	$489